Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) (Unaudited)
Revenue from mining operations	$ 12,316	$ 9,118	$ 31,359	$ 29,538
Cost of sales	9,952	7,058	26,101	18,832
Mine operating income	2,364	2,060	5,258	10,706
Operating expenses
General and administrative expenses	1,280	997	3,999	3,469
Share-based payments	627	556	1,809	1,618
Income (loss) before other items	457	507	(550)	5,619
Other items
Interest and other income	5	15	234	67
Loss on long-term investments	(295)	(1,221)	(899)	(2,503)
Fair value adjustment on warrant liability	20	86	478	2,692
Unrealized foreign exchange gain (loss)	(234)	251	182	(231)
Project evaluation expenses	0	(5)	0	(80)
Finance cost	(3)	(87)	(80)	(188)
Accretion of reclamation provision	(13)	(11)	(36)	(32)
Interest expense	(158)	(23)	(275)	(66)
Income (loss) before income taxes	(221)	(488)	(946)	5,278
Income taxes:
Current income tax recovery (expense)	111	(142)	645	(642)
Deferred income tax recovery (expense)	(693)	(499)	280	(2,836)
Income tax recovery (expense)	(582)	(641)	925	(3,478)
Net income (loss)	(803)	(1,129)	(21)	1,800
Other comprehensive income (loss)
Currency translation differences	230	(290)	(346)	(52)
Total comprehensive income (loss)	$ (573)	$ (1,419)	$ (367)	$ 1,748
Income (loss) per share Basic	$ (0.01)	$ (0.01)	$ 0.00	$ 0.02
Income (loss) per share Diluted	$ (0.01)	$ (0.01)	$ 0.00	$ 0.02
Weighted average number of common shares outstanding
Basic	122,433,272	117,876,825	120,093,760	113,027,305
Diluted	122,433,272	117,876,825	120,093,760	116,275,433